DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.9%
5,000,000	Affirm Asset Securitization Trust, Series 2021-B-D	2.54	% (b)	08/17/2026	4,564,458
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (b)	03/20/2028	596,038
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (b)	03/15/2027	483,351
1,915,313	CAL Funding Ltd., Series 2020-1A-A	2.22	% (b)	09/25/2045	1,730,302
1,276,875	CAL Funding Ltd., Series 2020-1A-B	3.50	% (b)	09/25/2045	1,176,749
2,468,915	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (b)	06/15/2043	2,108,014
2,865,911	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (b)(e)	04/15/2039	1,965,267
1,329,801	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (b)	11/21/2033	1,261,936
6,250,000	ExteNet LLC, Series 2019-1A-C	5.22	% (b)	07/26/2049	5,950,332
1,689,886	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (b)(e)(n)	12/15/2044	1,164,215
2,099,329	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90	% (b)(e)	07/15/2039	1,395,038
3,597,308	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (b)	02/15/2050	3,437,399
1,225,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (b)	07/30/2047	1,203,823
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95	% (b)	04/15/2044	989,707
1,255,400	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (b)	01/20/2048	1,052,677
3,464,847	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	% (b)(e)	10/15/2046	3,045,548
1,895,408	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (b)(c)	06/22/2043	1,766,274
260,033	Mosaic Solar Loan Trust, Series 2020-1A-C	4.47	% (b)	04/20/2046	259,943
1,386,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (b)	04/30/2051	1,209,227
5,499,701	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	% (b)	05/15/2029	5,112,895
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (b)(e)(m)	08/15/2029	1,985,001
4,751,531	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	4,416,348
267,469	SoFi Consumer Loan Program Trust, Series 2019-3-C	3.35	% (b)	05/25/2028	267,078
92,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (b)(e)(m)	01/25/2048	1,550,400
2,501,934	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (b)	09/20/2045	2,268,635
2,086,129	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (b)	09/20/2045	1,920,076
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (b)	07/20/2031	1,605,080
4,836,000	US Auto Funding LLC, Series 2019-1A-D	8.06	% (b)	11/15/2025	4,851,788
4,650,697	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (b)	04/30/2048	4,441,629
9,472,161	WAVE LLC, Series 2019-1-C	6.41	% (b)(e)	09/15/2044	6,506,664
1,156,581	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (b)(n)	09/15/2043	974,511
3,007,157	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (b)	10/15/2038	2,631,515

Total Asset Backed Obligations (Cost $83,142,548)					73,891,918

Bank Loans - 9.9%
294,724	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		11/19/2026	282,198
225,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	215,236
565,028	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.32%		02/27/2025	535,223
507,051	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		02/16/2027	466,994

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
189,050	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%	02/16/2027	178,968
115,104	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	6.05%	02/16/2028	108,870
699,713	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/23/2027	643,155
74,437	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%	05/17/2028	68,296
376,296	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	3.81%	01/05/2026	362,185
655,000	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	4.84%	07/31/2028	598,506
235,000	Air Canada, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	08/11/2028	216,787
315,440	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	04/22/2024	281,136
706,063	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%	02/04/2028	673,294
	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan
257,530	(3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.52%	10/08/2027	245,539
2,601	(1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.75%	10/08/2027	2,480
398,065	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	05/09/2025	377,664
501,833	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	05/12/2028	461,059
368,141	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%	06/13/2024	332,880
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%	06/16/2025	52,029
688,050	Alpha 3 B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	03/17/2028	659,093
343,011	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	08/17/2028	327,147
208,920	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.20%	04/22/2026	176,694
463,203	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	02/01/2027	442,361
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
61,100	(3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.60%	02/15/2029	58,351
68,900	(6 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	4.78%	02/15/2029	65,800
151,900	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.40%	01/29/2027	134,431
73,853	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.00%)	2.84%	12/15/2023	71,657
224,438	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%	10/20/2028	212,767
249,650	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	5.38%	03/03/2028	215,116
361,210	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.92%	02/22/2028	342,348

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
115,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%	02/08/2029	101,631
443,535	Applied Systems, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.00%, 0.50% Floor)	6.75%	09/19/2024	426,809
315,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%	09/19/2025	305,747
163,763	APX Group, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.50%, 0.50% Floor)	7.25%	07/10/2028	155,101
779,372	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	12/06/2027	713,125
144,885	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	03/20/2024	127,926
209,252	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.50%	03/06/2025	166,736
58,480	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	03/06/2025	46,538
746,250	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/11/2028	691,214
120,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%	12/10/2029	110,400
692,612	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	02/12/2027	650,622
144,638	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.03%	02/12/2027	135,236
355,456	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%	10/25/2028	310,727
146,129	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	12/23/2026	132,887
341,183	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	07/30/2027	309,623
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%	01/31/2028	42,937
525,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%	01/19/2029	448,612
470,290	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.01%	02/15/2029	434,433
351,450	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%	05/08/2028	291,703
223	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.76%	11/21/2024	223
132,734	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%	11/08/2027	127,964
147,992	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%	12/15/2027	112,844
154,802	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%	07/17/2028	137,193
430,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%	12/10/2029	384,850
695,381	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%	07/24/2026	652,962
431,852	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.37%	10/02/2028	402,230

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
430,000	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.55%		05/10/2027	401,835
198,966	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	5.03%		11/02/2026	190,262
54,863	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	6.25%		06/11/2026	51,708
339,089	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	5.05%		06/16/2025	321,430
757,350	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.00%		06/05/2028	713,802
289,969	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/02/2025	270,881
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
1,981	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.50%		06/21/2024	1,724
39,627	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	34,482
156,529	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	136,205
246,986	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.77%		06/28/2024	110,437
696,165	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		08/01/2025	660,090
60,000	Brown Group Holding LLC	5.44	% (d)	06/09/2029	57,725
648,817	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%		06/07/2028	616,986
128,050	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.57%		11/30/2027	121,488
771,102	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		07/21/2025	745,173
48,625	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		08/12/2026	46,255
335,078	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		10/30/2026	317,906
73,875	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%		10/30/2026	69,843
83,300	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.88%		06/30/2025	77,761
592,025	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.75% Floor)	6.13%		10/18/2028	532,822
646,538	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		01/29/2027	571,378
518,693	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	4.58%		10/22/2026	497,103
575,351	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	520,692
235,000	Central Parent, Inc.	1.69	% (d)	06/09/2029	222,781
369,758	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.56%		03/01/2024	360,840
258,670	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%		02/01/2027	247,261
197,500	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		12/01/2027	186,514
357,300	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.75%		09/29/2028	338,899

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
94,064	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.88%	11/22/2028	89,631
753,360	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	04/30/2026	705,333
115,441	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%	08/21/2026	99,770
256,916	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.00%	09/18/2024	237,740
495,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%	04/13/2029	464,062
349,012	CMG Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	12/17/2026	322,560
775,410	CNT Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.69%	11/08/2027	738,012
23,409	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.06%	05/15/2028	22,443
418,950	Compass Power Generation, LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.89%	04/16/2029	402,192
138,950	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.00%	05/17/2028	116,949
87,975	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%	12/11/2026	81,212
137,550	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	05/13/2027	130,759
391,112	Constant Contact, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.75% Floor)	5.01%	02/10/2028	350,045
689,788	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.19%	06/02/2028	578,042
397,119	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.57%	04/12/2028	331,347
463,838	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	10/16/2028	416,294
540,667	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	11/23/2027	477,139
102,936	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	03/17/2025	97,339
360,100	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.64%	05/01/2024	340,714
699,133	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	10/16/2026	670,168
260,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.06%	02/19/2029	243,100
436,444	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	5.28%	04/09/2027	409,849
649,604	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.84%	12/01/2027	589,925
75,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%	12/01/2028	65,625
55,860	DexKo Global, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%	10/04/2028	51,601

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
293,265	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%		10/04/2028	270,904
629,967	DG Investment Intermediate Holdings, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		03/31/2028	590,399
45,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	43,650
621,875	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.99%		09/29/2028	576,789
121,957	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.43%		08/24/2026	29,676
491,022	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%		08/02/2027	453,481
142,416	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	131,734
76,568	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	70,825
492,525	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.74%		08/16/2028	464,697
279,300	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		11/23/2028	261,564
251,241	Edgewater Generation, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		12/12/2025	215,157
109,090	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	6.50%		03/31/2026	103,635
185,802	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.01%		02/06/2025	175,118
213,388	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	200,585
147,105	Element Materials Technology Group, Inc.	5.94	% (d)	04/12/2029	141,543
133,892	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.69%		03/27/2028	102,871
374,255	Endurance International Group Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.62%		02/10/2028	337,453
172,813	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.88%		12/22/2027	164,497
305,145	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/10/2025	103,825
19,748	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.17%		02/04/2027	18,296
133,988	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.75%		08/03/2028	128,816
683,759	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	4.23%		05/01/2026	656,494
204,888	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		12/02/2024	196,692
133,759	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	4.08%		12/15/2027	129,412
334,163	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.53%		01/29/2029	309,102
298,535	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.06%		03/31/2025	283,394
294,263	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.67%		12/18/2028	273,664

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		01/29/2027	180,186
75,387	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%		07/21/2028	67,518
203,208	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%		07/21/2028	181,998
108,051	Foresight Energy, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	10.25	% (e)	06/30/2027	107,165
286,866	Freeport LNG Investments, LLLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.56%		12/21/2028	249,574
455,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.90%		10/30/2026	423,150
225,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	5.75%		02/01/2029	207,562
248,823	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%		02/19/2026	241,234
161,336	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		09/29/2028	156,966
148,842	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.92%		03/14/2025	138,874
231,475	Global Medical Response, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/02/2025	215,923
519,750	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		04/28/2028	493,243
362,066	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		10/10/2025	332,196
385,570	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	353,761
460,409	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.67%		08/04/2027	433,073
468,640	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%		09/30/2026	443,744
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.56%		01/02/2026	581,543
325,069	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		03/06/2028	297,356
453,791	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.67%		12/01/2027	435,186
68,923	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	6.04%		06/16/2028	63,582
327,525	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.80%		10/12/2028	299,685
	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)
61,036	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	7.87%		08/25/2026	45,587
35,847	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.42%		08/25/2026	26,773
270,875	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		10/19/2027	240,849
282,150	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%		05/29/2028	269,366
693,000	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.64%		04/30/2025	650,380

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
368,714	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	5.95%	03/13/2028	339,955
583,250	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	5.35%	05/23/2025	525,896
248,125	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.10%	04/21/2028	231,997
183,150	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	3.38%	03/15/2028	177,370
685,000	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.84%	02/26/2029	592,206
338,357	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	07/01/2024	327,407
128,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%	07/07/2025	127,024
193,691	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	187,625
135,769	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/01/2026	126,492
74,813	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	11/06/2028	71,400
489,513	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.92%	02/01/2029	450,264
430,650	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%	03/31/2028	398,487
187,150	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	4.24%	12/15/2027	176,155
588,109	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	01/02/2026	564,767
372,677	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.85%	12/01/2027	322,056
445,500	Jazz Pharmaceuticals, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	05/05/2028	426,147
392,038	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%	07/07/2028	277,367
519,011	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.38%	03/24/2026	489,168
312,800	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.03%	12/11/2026	282,067
124,375	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%	09/22/2028	117,768
209,475	Kraton Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	5.11%	03/15/2029	200,049
517,717	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	12/22/2026	472,158
525,205	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	12/17/2027	433,050
691,250	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%, 0.50% Floor)	3.02%	03/09/2028	659,425
103,335	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	03/24/2025	100,171
184,674	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.35%	08/31/2027	142,661

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
265,483	Lucid Energy Group Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.87%	11/22/2028	262,781
522,321	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.31%	03/15/2027	481,677
398,400	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	06/30/2027	369,303
727,650	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.52%	06/21/2028	664,737
58,639	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	3.85%	10/19/2027	55,853
754,113	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	5.63%	05/04/2028	699,439
400,000	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.15%	03/01/2029	365,334
688,025	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	08/31/2026	624,383
658,350	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	10/23/2028	612,575
298,807	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.75%	03/02/2026	286,388
98,875	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	07/21/2028	92,283
135,910	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%	04/14/2028	112,880
700,226	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%	10/01/2027	664,123
150,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%	06/21/2027	148,575
576,167	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%	03/27/2026	546,877
332,488	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	5.63%	10/20/2028	315,655
532,064	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/14/2026	504,463
583,075	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%	10/16/2028	532,785
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%	10/15/2029	51,932
353,225	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.69%	08/28/2028	335,122
110,397	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	10/19/2026	106,450
518,286	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.19%	11/14/2025	496,259
58,764	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.75%	05/23/2025	56,046
116,700	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.74%	08/28/2026	113,588
198,458	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	10/20/2025	185,486
809,203	Numericable US LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.41%	08/14/2026	741,683

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
268,650	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.06%		11/09/2028	251,020
760,838	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		11/16/2027	722,796
414,221	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	4.63%		06/02/2028	399,767
258,700	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.71%		10/05/2028	246,844
81,481	Osmosis Buyer Limited, Senior Secured First Lien	5.49	% (d)	07/30/2028	74,284
96,500	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		10/24/2025	90,589
775,683	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%		11/30/2027	735,444
577,782	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.44%		03/06/2028	530,840
265,321	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		10/28/2027	251,060
202,949	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.22%		12/28/2027	167,433
433,291	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.00%		03/31/2027	403,502
101,130	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		05/29/2026	97,141
646,750	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%		12/15/2028	585,981
	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan
15,849	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		12/29/2028	14,858
6,792	(1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		12/29/2028	6,368
298,856	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	5.08%		12/29/2028	280,178
125,000	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	4.28%		05/03/2029	120,235
767,027	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		02/01/2028	722,374
175,000	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	3.65%		04/20/2029	169,094
424,625	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	5.50%		03/03/2028	401,336
208,425	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	196,805
292,377	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%		02/14/2025	276,539
338,100	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.69%		06/23/2025	319,885
701,125	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.14%		03/05/2026	659,934
513,713	Phoenix Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.31%		11/15/2028	483,789
522,096	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%		03/03/2025	396,793
454,796	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%		04/29/2024	430,871

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
540,000	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.29%	04/23/2029	473,626
464,366	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.67%	03/31/2028	433,253
93,813	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.94%	12/29/2027	88,965
389,772	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.00%	10/15/2025	357,616
773,976	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.06%	06/02/2028	717,449
74,250	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.74%	06/09/2028	71,118
48,258	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	46,747
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%	03/11/2026	141,269
268,125	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	07/31/2026	254,216
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
149,250	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.12%	10/02/2028	135,166
149,250	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.97%	10/02/2028	135,165
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
32,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%	09/21/2029	28,844
32,500	(1 Month LIBOR USD + 6.75%, 0.50% Floor)	7.87%	09/21/2029	28,843
657,505	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%	01/29/2025	613,673
696,500	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.82%	08/31/2028	649,114
210,399	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%	02/12/2027	190,411
580,000	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	06/11/2028	548,535
445,500	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.16%	02/15/2028	407,354
665,430	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	09/25/2026	620,391
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
143,386	(1 Month LIBOR USD + 4.25%)	4.33%	07/09/2025	129,298
199,716	(1 Month LIBOR USD + 4.25%)	5.89%	07/09/2025	180,094
168,991	(1 Month LIBOR USD + 4.25%)	5.85%	07/09/2025	152,388
699,713	RadNet Management, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.62%	04/24/2028	666,770
694,750	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.06%	04/24/2028	644,089
136,822	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.93%	04/27/2028	118,579
308,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.81%	11/14/2025	288,288
336,593	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	05/30/2025	319,763

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
115,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.67%	05/29/2026	107,477
123,438	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.94%	02/17/2028	111,518
25,601	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	6,528
124,162	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	02/04/2027	119,675
101,199	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	02/22/2024	96,186
95,410	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/17/2027	89,507
152,090	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/17/2027	142,680
336,600	Savage Enterprises LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.90%	09/15/2028	321,665
220,000	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.18%	04/04/2029	204,279
235,000	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.36%	04/16/2029	223,788
280,922	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%	11/01/2024	257,220
238,685	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	12/31/2025	224,781
454,148	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	09/03/2026	433,143
266,147	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	09/30/2026	243,525
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/17/2026	196,287
144,400	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%	07/14/2028	134,942
145,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%	10/20/2027	144,456
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
85,848	(1 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	80,697
220,753	(3 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	207,508
413,724	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.50%	10/07/2027	387,092
710,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%	12/11/2026	677,162
473,249	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	06/27/2025	427,107
765,185	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/05/2027	729,474
335,750	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.61%	03/06/2028	310,065
694,750	SRS Distribution, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	06/02/2028	643,338
242,642	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.29%	04/16/2026	212,143

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
161,105	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.26%	07/21/2026	153,683
463,138	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%	10/01/2026	430,220
416,504	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.17%	03/05/2027	392,555
324,895	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.94%	08/07/2028	280,222
778,050	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.60%	10/06/2028	642,541
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
76,268	(3 Month LIBOR USD + 3.00%)	5.25%	05/29/2026	71,692
79,446	(3 Month LIBOR USD + 3.00%)	4.57%	05/29/2026	74,680
162,071	(3 Month LIBOR USD + 3.00%)	4.24%	05/29/2026	152,346
179,982	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	02/06/2024	160,836
148,500	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.92%	04/06/2028	139,219
145,676	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	12/07/2026	102,520
208,950	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.53%	08/31/2028	198,502
3,348	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	06/29/2028	2,854
101,571	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.31%	06/29/2028	86,577
457,837	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.87%	02/06/2026	433,228
94,763	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.75%	01/18/2029	88,840
315,069	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	04/07/2028	292,423
225,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%	07/20/2026	207,281
9,448	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	8,869
493,046	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	462,847
35,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%	03/03/2028	34,536
461,513	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	06/01/2028	415,977
283,476	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	5.88%	03/28/2025	260,857
402,879	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	07/30/2027	378,456
253,754	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%	12/01/2028	242,547
163,825	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	01/25/2024	146,931
206,394	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%	02/28/2025	204,717

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
39,402	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.01%	05/29/2026	30,770
	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan		09/27/2024
4,182	(3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.38%	09/27/2024	4,000
204,896	(6 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.95%	09/27/2024	196,018
752,885	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	03/03/2028	702,939
6,587	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	6,199
73,883	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	69,524
650,016	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	5.75%	03/31/2028	577,819
281,306	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.69%	05/01/2025	271,667
695,014	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.07%	04/04/2025	669,570
362,652	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	04/29/2026	338,898
75,860	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	05/04/2026	71,897
924,764	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.21%	05/04/2026	868,849
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%	05/03/2027	88,397
104,605	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	08/27/2025	101,956
732,848	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.39%	04/21/2028	684,301
294,849	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.89%	10/22/2025	284,898
78,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	07/01/2026	76,775
75,000	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	6.25%	06/25/2029	71,687
578,638	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.57%	09/14/2026	546,888
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
293,361	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%	10/28/2024	278,876
320,365	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	10/28/2024	304,547
465,134	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	08/27/2025	446,529
203,463	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%	07/31/2028	192,272
248,125	Victoria’s Secret Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.54%	08/02/2028	237,580
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.57%	01/31/2029	134,500
396,500	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.06%	02/26/2027	374,197

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,218	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%		08/01/2025	3,113
86,884	VT Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		08/01/2025	84,603
316,197	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		02/05/2026	294,558
123,418	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	117,031
516,228	Waterlogic Holdings Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.76%		08/17/2028	502,677
353,225	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		08/03/2028	332,086
317,600	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	6.10%		05/11/2028	264,515
306,900	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.00%		03/24/2028	292,399
651,725	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%		07/26/2028	595,449
261,026	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		03/09/2027	241,659
185,825	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.56%		11/01/2028	179,161
601,567	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%		09/30/2026	568,201
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%		04/28/2028	219,817

Total Bank Loans (Cost $113,376,137)					105,503,032

Collateralized Loan Obligations - 20.2%
2,000,000	AIMCO Ltd., Series 2021-15A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	10/17/2034	1,853,793
2,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	3.64	% (b)	04/15/2031	1,764,750
2,500,000	Apidos, Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	3.93	% (b)	07/25/2030	2,190,665
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	3.88	% (b)	11/21/2030	2,278,668
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.99	% (b)	08/23/2030	943,192
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.20	% (b)	05/28/2030	2,881,777
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.28	% (b)	07/25/2034	471,137
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.62	% (b)	01/22/2035	1,186,824
1,500,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.01	% (b)	10/20/2030	1,387,237
1,737,500	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.51	% (b)	10/20/2030	1,499,346
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.96	% (b)	07/20/2029	3,690,798
2,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	04/15/2036	1,861,819
2,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.24	% (b)	10/15/2036	1,893,446
1,000,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	7.48	% (b)	04/25/2034	862,558
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.04	% (b)	10/22/2030	3,444,619

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	3.66	% (b)	04/20/2031	438,616
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.51	% (b)	11/15/2030	887,500
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	4.06	% (b)	10/20/2030	879,640
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	4.04	% (b)	07/15/2030	1,911,107
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.04	% (b)	01/30/2031	1,808,112
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	07/15/2031	2,230,239
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.19	% (b)	10/15/2034	2,811,186
2,000,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.14	% (b)	04/15/2034	1,853,203
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	07/15/2034	929,324
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	10/15/2034	2,342,728
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	7.34	% (b)	10/15/2034	858,071
500,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-CR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.38	% (b)	01/25/2035	470,100
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	3.68	% (b)	01/20/2035	3,329,375
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	4.48	% (b)	01/20/2035	3,362,164
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	04/15/2030	1,362,878
500,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.89	% (b)	07/18/2031	471,872
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	10/16/2034	940,207
1,000,000	CIFC Funding Ltd., Series 2020-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	4.16	% (b)	10/20/2034	939,754
1,000,000	Dryden Ltd., Series 2019-68A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.39	% (b)	07/15/2035	932,503
900,000	Dryden Ltd., Series 2020-77A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.48	% (b)	05/20/2034	839,067
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	4.56	% (b)	08/15/2030	2,398,840
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.54	% (b)	01/15/2031	2,711,494
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.19	% (b)	10/15/2030	947,665
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.29	% (b)	07/15/2030	956,280
5,500,000	Goldentree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	3.71	% (b)	11/28/2030	5,196,790
2,500,000	Goldentree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	4.00	% (b)	07/21/2030	2,341,951
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	3.54	% (b)	04/15/2031	1,339,740

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
275,881	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.24	% (b)(e)	04/28/2025	63,867
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.86	% (b)	07/21/2031	483,333
2,000,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	2.54	% (b)	04/20/2031	1,912,482
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.96	% (b)	10/20/2029	1,763,340
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	10/15/2030	1,361,213
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	3.81	% (b)	07/20/2031	2,859,805
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	6.74	% (b)	07/15/2027	1,148,296
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	3.86	% (b)	10/20/2027	1,931,808
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.56	% (b)	01/20/2031	4,461,982
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%)	3.99	% (b)	07/16/2031	1,344,856
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%)	2.70	% (b)	10/21/2030	4,333,941
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.05	% (b)	10/21/2030	477,726
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.54	% (b)	04/15/2029	949,095
2,000,000	Madison Park Funding Ltd., Series 2020-46A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.19	% (b)	10/15/2034	1,869,863
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.29	% (b)	01/22/2035	942,542
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	3.56	% (b)	04/20/2031	3,270,704
1,750,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.23	% (b)	01/25/2035	1,636,287
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.79	% (b)	04/15/2029	980,653
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	4.54	% (b)	10/17/2034	3,332,344
1,550,000	MidOcean Credit, Series 2016-5A-B1R (3 Month LIBOR USD + 1.60%)	2.64	% (b)	07/19/2028	1,522,946
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.11	% (b)	10/20/2030	931,410
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.36	% (b)	04/20/2034	947,089
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	04/15/2034	3,648,345
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.89	% (b)	10/18/2029	1,407,498
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	3.69	% (b)	10/18/2030	945,198
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	3.91	% (b)	04/20/2030	1,371,187
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-37A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.91	% (b)	07/20/2031	475,858
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.06	% (b)	10/20/2035	925,099

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.94	% (b)	07/15/2029	4,076,545
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.16	% (b)	02/14/2031	456,659
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.26	% (b)	03/17/2030	1,116,726
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.46	% (b)	07/20/2030	1,909,053
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.66	% (b)	01/20/2031	3,583,720
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	4.03	% (b)	07/25/2030	2,710,294
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.06	% (b)	01/20/2035	434,813
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.34	% (b)	07/15/2036	933,863
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.11	% (b)	10/20/2030	949,661
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	7.14	% (b)	10/18/2034	2,180,454
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	07/15/2034	472,339
4,000,000	RR Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.99	% (b)	04/15/2030	3,725,467
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (3 Month LIBOR USD + 4.50%, 4.50% Floor)	5.56	% (b)	07/20/2032	1,899,144
6,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	4.34	% (b)	07/15/2034	5,412,226
1,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.41	% (b)	07/20/2034	904,490
5,000,000	Sound Point Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.53	% (b)	10/25/2034	4,510,807
3,375,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.58	% (b)	10/25/2034	2,986,294
1,750,000	Southwick Park LLC, Series 2019-4A-DR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.01	% (b)	07/20/2032	1,635,650
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.89	% (b)	07/15/2032	4,806,707
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.64	% (b)	01/15/2030	3,086,095
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.09	% (b)	10/15/2031	1,418,250
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	3.69	% (b)	04/15/2028	968,810
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	7.79	% (b)	10/18/2030	1,830,799
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04	% (b)	07/18/2031	1,821,450
4,000,000	THL Credit Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.94	% (b)	01/15/2031	3,599,026
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	01/15/2031	1,657,810
1,500,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.54	% (b)	10/22/2031	1,375,209

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	4.76	% (b)	04/18/2036	1,857,986
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	8.10	% (b)	04/18/2036	1,581,054
1,500,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.89	% (b)	04/15/2035	1,410,178
1,500,000	THL Credit Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.13	% (b)	11/20/2030	1,416,995
1,500,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.94	% (b)	07/15/2030	1,388,163
3,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	4.04	% (b)	07/15/2030	3,253,995
500,000	THL Credit Wind River Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.35%, 3.35% Floor)	4.41	% (b)	07/20/2033	474,538
1,000,000	THL Credit Wind River Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.26	% (b)	01/20/2035	946,708
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	2.54	% (b)	01/16/2031	1,429,300
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.26	% (b)	07/20/2032	5,854,257
500,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.96	% (b)	04/20/2031	448,225
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	2.91	% (b)	10/20/2031	484,707
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	3.99	% (b)	10/15/2030	3,558,566
1,500,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	4.21	% (b)	04/20/2034	1,404,967
10,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	2.23	% (b)	07/20/2032	9,715,000

Total Collateralized Loan Obligations (Cost $233,743,607)					216,686,802

Foreign Corporate Bonds - 6.6%
1,228,800	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	1,043,922
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	184,252
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	186,395
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	531,122
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	312,402
600,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (b)	03/26/2079	545,909
1,000,000	AES Andres B.V.	5.70	% (b)	05/04/2028	853,662
250,000	AI Candelaria Spain S.A.	7.50%		12/15/2028	224,543
500,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	366,792
500,000	AI Candelaria Spain S.A.	5.75	% (b)	06/15/2033	366,792
200,000	Altice Financing S.A.	5.00	% (b)	01/15/2028	161,723
200,000	Altice France Holding S.A.	6.00	% (b)	02/15/2028	142,331
255,000	Altice France Holding S.A.	5.50	% (b)	10/15/2029	195,581
500,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	412,414
200,000	ARD Finance S.A. (7.25% PIK)	6.50	% (b)	06/30/2027	148,676
203,202	Avation Capital S.A. (9.00% PIK)	8.25	% (b)	10/31/2026	162,192
600,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	572,568
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(b)	04/22/2031	480,382
1,000,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	915,500
400,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	% (b)	07/01/2030	366,200
400,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (a)	04/15/2024	352,000

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	269,889
1,450,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,345,731
450,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.64%		11/04/2026	356,123
1,200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (a)	01/10/2028	1,114,105
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(b)	06/27/2029	181,382
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)	06/27/2029	181,382
400,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (a)	09/23/2025	368,264
400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	339,388
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	177,590
195,000	Bombardier, Inc.	7.88	% (b)	04/15/2027	162,837
850,000	C&W Senior Financing	6.88%		09/15/2027	765,089
900,000	CAP S.A.	3.90%		04/27/2031	707,144
600,000	CAP S.A.	3.90	% (b)	04/27/2031	471,429
2,000,000	Chile Electricity PEC S.p.A.	0.00	% (b)	01/25/2028	1,476,557
200,000	Cosan Overseas Ltd.	8.25%		12/29/2049	198,856
600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(g)	11/29/2022	16,500
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	182,043
329,407	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (b)	04/01/2025	232,357
333,014	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)	07/18/2022	155,684
850,000	Ecopetrol S.A.	4.63%		11/02/2031	646,000
150,000	Ecopetrol S.A.	5.88%		05/28/2045	102,375
2,050,000	Ecopetrol S.A.	5.88%		11/02/2051	1,344,545
450,000	eG Global Finance PLC	8.50	% (b)	10/30/2025	436,570
600,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	513,772
669,350	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	612,047
877,800	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	739,540
1,800,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,408,538
650,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	498,443
700,000	Equate Petrochemical B.V.	2.63%		04/28/2028	623,000
472,059	Fenix Power Peru S.A.	4.32%		09/20/2027	442,175
191,360	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	178,326
600,000	Freeport Indonesia PT	5.32	% (b)	04/14/2032	546,900
300,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	280,600
1,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	929,490
2,498,236	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (b)	03/31/2034	2,128,943
884,349	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	723,600
475,000	Garda World Security Corporation	4.63	% (b)	02/15/2027	409,279
335,000	Garda World Security Corporation	6.00	% (b)	06/01/2029	258,037
200,000	Gilex Holding SARL	8.50%		05/02/2023	195,540
1,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,368,510
200,000	Gran Tierra Energy, Inc.	7.75	% (b)	05/23/2027	171,224
515,000	Grifols Escrow Issuer S.A.	4.75	% (b)	10/15/2028	447,308
154,001	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (b)	05/22/2026	98,176
1,600,000	Guacolda Energia S.A.	4.56%		04/30/2025	566,101
824,400	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	756,387

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	161,403
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	366,800
380,000	Intelligent Packaging Ltd. Company	6.00	% (b)	09/15/2028	315,514
245,000	Intelsat Jackson Holdings S.A.	6.50	% (b)	03/15/2030	202,737
35,079	Invepar Holdings	0.00	% (e)(g)	12/30/2028	—
1,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	1,410,000
276,000	JSW Hydro Energy Ltd.	4.13	% (b)	05/18/2031	220,160
300,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (a)	10/14/2025	278,625
1,400,000	Korea Development Bank	1.63%		01/19/2031	1,191,253
200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (b)	04/27/2026	182,074
300,000	Kronos Acquisition Holdings, Inc.	5.00	% (b)	12/31/2026	256,876
150,000	Kronos Acquisition Holdings, Inc.	7.00	% (b)	12/31/2027	112,691
200,000	LG Chem Ltd.	2.38	% (b)	07/07/2031	167,701
871,700	LLPL Capital Pte Ltd.	6.88%		02/04/2039	812,599
958,870	LLPL Capital Pte Ltd.	6.88	% (b)	02/04/2039	893,859
330,000	Mattamy Group Corporation	4.63	% (b)	03/01/2030	241,716
1,200,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	956,814
310,000	MEG Energy Corporation	7.13	% (b)	02/01/2027	312,905
155,000	MEG Energy Corporation	5.88	% (b)	02/01/2029	141,800
1,250,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	1,085,525
800,000	Mexarrend SAPI de C.V.	10.25	% (b)	07/24/2024	382,229
424,614	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	399,420
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	154,936
300,000	Minejesa Capital B.V.	4.63%		08/10/2030	270,270
2,700,000	Minejesa Capital B.V.	5.63%		08/10/2037	2,189,741
700,000	Minerva Luxembourg S.A.	4.38	% (b)	03/18/2031	561,015
400,000	Movida Europe S.A.	5.25%		02/08/2031	310,560
200,000	Oil & Natural Gas Corporation Ltd.	3.38%		12/05/2029	176,548
1,450,000	Oleoducto Central S.A.	4.00%		07/14/2027	1,212,056
252,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	224,531
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	739,092
600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (b)	09/10/2030	554,319
1,000,000	Pampa Energia S.A.	7.50%		01/24/2027	831,690
150,000	Pampa Energia S.A.	9.13%		04/15/2029	120,973
340,000	Parkland Corporation	4.63	% (b)	05/01/2030	276,416
1,750,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	1,519,831
200,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	152,089
900,000	Petroleos del Peru S.A.	4.75%		06/19/2032	697,163
400,000	Petroleos del Peru S.A.	5.63%		06/19/2047	272,662
900,000	Petroleos Mexicanos	6.75%		09/21/2047	558,859
500,000	Petronas Capital Ltd.	2.48	% (b)	01/28/2032	426,377
160,000	Primo Water Holdings, Inc.	4.38	% (b)	04/30/2029	130,938
1,400,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	1,257,481
800,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	712,655

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,300,000	Qatar Energy	2.25%		07/12/2031	1,968,501
1,100,000	Reliance Industries Ltd.	2.88%		01/12/2032	913,659
300,000	SA Global Sukuk Ltd.	2.69	% (b)	06/17/2031	264,262
879,699	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (b)	12/31/2028	380,470
476,504	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (b)	05/17/2032	52,415
155,000	Seaspan Corporation	5.50	% (b)	08/01/2029	123,874
800,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(b)	05/12/2026	712,000
500,000	Simpar Europe S.A.	5.20%		01/26/2031	387,018
300,000	Superior Plus LP	4.50	% (b)	03/15/2029	255,564
500,000	Telefonica Moviles Chile S.A.	3.54	% (b)	11/18/2031	420,932
180,000	Telesat LLC	4.88	% (b)	06/01/2027	105,538
3,300,000	Temasek Financial Ltd.	1.00	% (b)	10/06/2030	2,696,525
151,000	Tervita Corporation	11.00	% (b)	12/01/2025	164,492
275,000	Titan Acquisition Ltd.	7.75	% (b)	04/15/2026	253,159
200,000	TK Elevator Holdco GmbH	7.63	% (b)	07/15/2028	179,848
450,000	TK Elevator US Newco, Inc.	5.25	% (b)	07/15/2027	401,985
569,174	UEP Penonome S.A.	6.50	% (b)	10/01/2038	532,755
758,898	UEP Penonome S.A.	6.50%		10/01/2038	710,340
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)	01/29/2025	915,795
200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	181,170
1,100,000	Vedanta Resources Finance PLC	9.25	% (b)	04/23/2026	658,378
1,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	791,499
300,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	216,900
700,000	VTR Finance NV	6.38%		07/15/2028	500,582
325,000	VZ Secured Financing B.V.	5.00	% (b)	01/15/2032	270,426

Total Foreign Corporate Bonds (Cost $86,797,160)					71,154,124

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.0%
2,600,000	Brazilian Government International Bond	3.75%		09/12/2031	2,123,045
400,000	Brazilian Government International Bond	5.00%		01/27/2045	286,672
1,200,000	Brazilian Government International Bond	5.63%		02/21/2047	927,353
400,000	Chile Government International Bond	2.55%		01/27/2032	340,585
1,100,000	Chile Government International Bond	3.10%		05/07/2041	839,685
1,000,000	Chile Government International Bond	3.50%		01/25/2050	767,619
2,300,000	Chile Government International Bond	3.10%		01/22/2061	1,560,760
1,700,000	Colombia Government International Bond	3.13%		04/15/2031	1,256,373
2,200,000	Colombia Government International Bond	3.25%		04/22/2032	1,595,189
500,000	Colombia Government International Bond	5.00%		06/15/2045	336,025
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,202,885
1,000,000	Dominican Republic International Bond	6.00	% (b)	02/22/2033	835,559
500,000	Dominican Republic International Bond	5.88%		01/30/2060	343,383
1,100,000	Indonesia Government International Bond	2.15%		07/28/2031	906,304
2,500,000	Indonesia Government International Bond	3.70%		10/30/2049	2,018,675
1,350,000	Malaysia Wakala Sukuk BHD	2.07%		04/28/2031	1,200,146
1,200,000	Mexico Government International Bond	2.66%		05/24/2031	990,574
3,950,000	Mexico Government International Bond	4.28%		08/14/2041	3,131,697

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
300,000	Mexico Government International Bond	4.35%		01/15/2047	229,732
1,000,000	Mexico Government International Bond	4.40%		02/12/2052	755,282
1,000,000	Panama Government International Bond	2.25%		09/29/2032	782,157
1,200,000	Panama Government International Bond	4.30%		04/29/2053	945,484
400,000	Panama Government International Bond	4.50%		04/01/2056	318,444
2,300,000	Panama Government International Bond	3.87%		07/23/2060	1,632,617
1,200,000	Perusahaan Penerbit SBSN Indonesia III	2.55	% (b)	06/09/2031	1,022,700
400,000	Peruvian Government International Bond	3.30%		03/11/2041	304,026
1,100,000	Philippine Government International Bond	1.65%		06/10/2031	885,405
1,100,000	Philippine Government International Bond	3.70%		03/01/2041	917,455
1,700,000	Philippine Government International Bond	3.70%		02/02/2042	1,407,982
400,000	Philippine Government International Bond	2.95%		05/05/2045	288,170
400,000	Philippine Government International Bond	2.65%		12/10/2045	279,096
950,000	Republic of South Africa Government Bond	4.30%		10/12/2028	813,884
200,000	Saudi Government International Bond	2.25%		02/02/2033	166,650
1,100,000	Saudi Government International Bond	3.45%		02/02/2061	826,070
500,000	Temasek Financial Ltd.	1.63%		08/02/2031	421,229

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $41,796,140)					32,658,912

Non-Agency Commercial Mortgage Backed Obligations - 15.3%
689,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (b)(f)	05/15/2035	647,517
658,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (b)(f)	05/15/2035	613,064
2,633,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	4.02	% (b)	09/15/2034	2,446,648
15,422,230	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.08	% (b)(f)(h)	05/15/2053	866,319
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.29	% (b)(f)(h)	10/15/2054	904,605
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	4.10	% (b)	09/14/2036	998,807
1,308,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (b)	12/15/2036	1,182,661
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (b)	06/15/2035	1,735,592
9,996,888	BANK, Series 2017-BNK5-XA	1.11	% (f)(h)	06/15/2060	364,869
59,872,983	BANK, Series 2018-BN11-XA	0.61	% (f)(h)	03/15/2061	1,378,492
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	4.87	% (b)	07/15/2037	1,859,055
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	3.76	% (b)	03/15/2037	807,509
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	11/15/2034	1,556,398
1,324,886	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (b)(e)(f)	06/05/2030	996,980
1,216,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.27	% (b)	08/15/2036	1,195,861
56,298,660	Benchmark Mortgage Trust, Series 2022-B32-XA	0.56	% (b)(f)(h)	01/15/2055	1,455,591
1,678,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	3.86	% (b)	10/15/2034	1,557,014
2,866,000	BPR Trust, Series 2021-TY-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	3.67	% (b)	09/15/2038	2,704,563

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,685,550	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	1,628,485
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.24	% (b)	05/15/2035	343,695
2,250,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	11/15/2032	2,121,812
2,229,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.22	% (b)	04/15/2034	2,074,484
2,360,189	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (b)	08/15/2036	2,245,499
467,500	BX Trust, Series 2019-XL-G (1 Month LIBOR USD + 2.30%, 2.30% Floor)	3.62	% (b)	10/15/2036	444,035
2,821,000	BX Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	5.33	% (b)	10/15/2036	2,577,271
2,821,000	BX Trust, Series 2021-BXMF-G (1 Month LIBOR USD + 3.35%, 3.35% Floor)	4.67	% (b)	10/15/2026	2,612,145
2,820,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	4.92	% (b)	06/15/2036	2,624,704
2,868,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	3.72	% (b)	09/15/2036	2,678,420
2,696,772	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.17	% (b)	10/15/2038	2,538,992
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	10/15/2035	1,093,931
8,818,914	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.12	% (f)(h)	02/10/2050	299,959
3,882,712	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.79	% (f)(h)	05/10/2058	182,620
7,540,907	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.65	% (f)(h)	06/15/2050	421,590
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (b)(f)(h)	02/15/2033	97,896
1,534,747	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10	% (f)(h)	10/10/2047	26,274
6,560,607	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (f)(h)	05/10/2049	368,035
2,252,933	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (f)(h)	07/10/2049	130,714
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (b)	12/15/2036	500,415
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (b)	12/15/2036	975,920
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	3.52	% (b)	08/20/2035	1,206,102
1,822,623	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.87	% (f)(h)	08/10/2046	9,860
937,463	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.11	% (f)(h)	05/10/2047	12,646
11,228,244	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.97	% (f)(h)	08/10/2048	232,389
6,710,453	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.06	% (f)(h)	10/10/2048	162,873
1,227,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (f)	02/10/2048	1,148,291
1,672,287	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.13	% (f)(h)	02/10/2048	33,215
9,880,849	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.81	% (f)(h)	07/10/2048	158,274
2,795,459	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.10	% (f)(h)	02/10/2049	75,467
2,228,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	3.50	% (b)	09/15/2033	2,075,250
2,692	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,708
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	3.97	% (b)	05/15/2036	2,032,422

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,316,981	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.96	% (f)(h)	04/15/2050	36,655
42,785,225	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.73	% (f)(h)	08/15/2051	1,128,610
32,941,861	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.17	% (f)(h)	03/15/2054	2,148,564
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.60	% (b)(f)(h)	03/15/2054	1,820,444
1,974,822	CSMC Trust, Series 2014-USA-X1	0.69	% (b)(f)(h)	09/15/2037	28,077
2,477,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	5.03	% (b)	10/15/2037	2,366,708
2,745,856	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	5.30	% (b)	07/15/2022	2,741,251
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	3.92	% (b)	06/15/2033	1,716,925
2,313,000	ELP Commercial Mortgage Trust, Series 2021-ELP-C (1 Month LIBOR USD + 1.32%, 1.32% Floor)	2.64	% (b)	11/15/2038	2,210,907
2,840,518	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	3.58	% (b)	07/15/2038	2,748,366
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (b)(f)	12/10/2036	2,030,788
699,992	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	6.62	% (b)	05/25/2026	694,775
553,670	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.47	% (b)	12/25/2026	552,910
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	4.37	% (b)	03/25/2027	696,261
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	3.82	% (b)	08/25/2024	1,477,554
392,798	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.27	% (b)	02/25/2025	390,256
778,306	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.02	% (b)	06/25/2025	753,991
277,981	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.32	% (b)	04/25/2029	276,593
2,982,119	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	7.12	% (b)	10/25/2029	2,986,107
1,350,000	FS Rialto, Series 2022-FL4-AS (Secured Overnight Financing Rate 30 Day Average + 2.40%, 2.40% Floor)	3.19	% (b)	01/19/2039	1,338,950
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (b)	12/15/2036	2,285,988
2,500,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (b)	09/15/2037	2,461,872
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	3.72	% (b)	09/15/2037	2,294,603
2,296,919	GS Mortgage Securities Corporation Trust, Series 2013-GC10-XA	1.61	% (f)(h)	02/10/2046	10,514
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (b)(f)	03/10/2033	398,888
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (b)(f)	03/10/2033	488,833
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	2.87	% (b)	07/15/2035	1,347,671
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.42	% (b)	07/15/2031	808,516
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (b)	07/15/2031	807,561

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	5.25	% (b)	07/15/2031	760,914
725,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	3.92	% (b)	08/15/2032	674,466
7,330,329	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.84	% (f)(h)	09/10/2047	92,029
7,003,907	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (f)(h)	11/10/2048	154,005
5,419,405	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (f)(h)	05/10/2049	284,430
2,377,000	GSCG Trust, Series 2019-600C-E	4.12	% (b)(f)	09/06/2034	2,164,604
433,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.80%, 2.65% Floor)	4.12	% (b)	12/15/2034	410,273
1,767,505	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (b)	11/15/2036	1,630,619
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.72	% (f)	07/15/2047	1,287,067
5,155,007	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.72	% (f)(h)	12/15/2049	98,604
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (b)(f)	07/05/2033	1,901,066
2,555,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.32	% (b)	07/15/2036	2,357,509
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (b)	05/05/2032	737,224
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (b)(f)	05/05/2032	742,885
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (b)(f)	05/05/2032	858,321
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (b)(f)	05/05/2032	847,748
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (b)(f)	05/05/2032	925,146
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (b)	01/16/2037	1,547,896
1,412,433	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.92	% (f)(h)	02/15/2047	12,911
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (f)	08/15/2047	2,806,518
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (f)	09/15/2047	95,238
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59	% (f)	11/15/2047	132,612
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.32	% (f)	05/15/2048	1,045,714
3,371,362	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.72	% (f)(h)	05/15/2048	45,366
4,424,950	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.96	% (f)(h)	08/15/2048	93,612
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.76	% (f)	12/15/2048	444,083
2,532,000	LCCM Trust, Series 2017-LC26-C	4.71	% (b)	07/12/2050	2,313,202
2,533,574	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (b)(f)(h)	03/10/2049	73,562
12,260,373	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.94	% (b)(f)(h)	03/10/2050	293,477
2,837,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (b)	11/15/2038	2,576,695
1,302,525	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	3.80	% (b)	08/25/2024	1,301,212

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,200,000	MF1 Ltd., Series 2021-FL7-C (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.66	% (b)	10/16/2036	2,076,103
2,538,000	MFT Trust, Series 2020-ABC-D	3.59	% (b)(f)	02/10/2042	2,030,264
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (b)(f)	02/12/2040	1,732,457
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.65	% (f)	10/15/2047	95,284
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.28	% (f)	07/15/2050	339,497
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.65	% (f)	12/15/2047	261,931
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	11/15/2034	386,183
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	3.87	% (b)	07/15/2035	789,925
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (b)	12/15/2036	2,338,927
2,500,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (b)	10/15/2037	2,375,710
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	06/15/2035	1,762,685
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (b)(f)	01/15/2037	1,110,233
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (b)(f)	01/15/2037	627,969
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62	% (b)(f)	01/15/2037	581,122
1,611,300	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36	% (b)(f)	12/15/2036	1,462,341
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (b)	01/15/2036	1,437,204
2,750,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	3.04	% (b)	04/15/2036	2,582,045
2,874,000	Soho Trust, Series 2021-SOHO-B	2.79	% (b)(f)	08/10/2038	2,365,764
2,889,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	3.86	% (b)	10/15/2038	2,626,247
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	3.80	% (b)	07/15/2038	942,239
299,236	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.23	% (b)	03/15/2038	274,660
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.83	% (f)	02/15/2051	1,035,189
14,137,982	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.98	% (f)(h)	02/15/2051	506,172
1,321,442	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.17	% (b)	09/15/2036	1,283,541
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	89,905
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.22	% (f)	05/15/2048	380,335
9,692,544	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	% (f)(h)	09/15/2058	222,140
5,090,560	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.12	% (f)(h)	11/15/2048	132,678
1,884,257	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21	% (f)(h)	05/15/2048	43,433
6,720,565	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.78	% (f)(h)	07/15/2058	107,780
1,953,924	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.77	% (f)(h)	03/15/2059	91,935
3,941,329	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77	% (f)(h)	11/15/2049	183,926

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,907,485	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.14	% (f)(h)	07/15/2050	533,497
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	% (f)	11/15/2050	2,112,940
2,318,668	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.63	% (f)(h)	01/15/2060	116,878
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10	% (f)	09/15/2061	2,051,987
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.82	% (b)	02/15/2040	1,057,359
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (b)	02/15/2040	1,055,988
2,870,364	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.17	% (f)(h)	08/15/2047	46,922

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $183,467,119)					163,417,479

Non-Agency Residential Collateralized Mortgage Obligations - 19.7%
3,143,082	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		01/26/2037	2,061,776
1,275,756	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		01/26/2037	837,500
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (b)	11/19/2037	914,657
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (b)	10/17/2038	4,436,359
8,912,647	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.28	% (b)(i)	10/27/2046	7,639,260
1,754,407	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85%		05/25/2037	1,201,837
1,171,618	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.25	% (f)	07/25/2036	1,049,915
758,287	Bear Stearns ALT-A Trust, Series 2006-4-22A1	3.37	% (f)	08/25/2036	607,729
1,960,462	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		06/25/2037	657,393
8,688,000	CHL GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	4.37	% (b)	05/25/2023	8,605,354
159,846	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	1.99%		02/20/2036	134,138
264,945	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	172,210
5,188,404	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	3,205,818
3,208,355	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	1,898,204
439,362	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	2.77	% (f)	04/25/2037	406,372
727,987	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	672,934
255,788	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	199,612
532,876	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	223,868
3,360,669	Countrywide Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	1,675,889
2,279,675	Countrywide Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	2.04%		07/25/2046	1,976,654
314,588	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	224,708
478,949	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	277,884
417,274	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	219,790
194,499	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	128,124
284,877	CSAB Mortgage Backed Trust, Series 2006-2-A5A	6.58%		09/25/2036	108,811
873,664	CSMC Trust, Series 2011-12R-3A5	2.12	% (b)(f)	07/27/2036	854,717
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.32	% (b)(f)	03/25/2059	7,328,158
1,500,000	CSMC Trust, Series 2021-NQM6-B1	3.29	% (b)(f)	07/25/2066	1,098,901

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
212,180	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (f)	10/25/2036	191,010
119,875	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (b)(f)	07/28/2037	102,639
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (b)	08/19/2038	5,640,562
8,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (b)(f)	07/25/2026	7,258,776
500,000	GCAT Trust, Series 2019-NQM3-B1	3.95	% (b)(f)	11/25/2059	444,138
6,524,511	Home Partners of America Trust, Series 2019-2-F	3.87	% (b)	10/19/2039	5,819,415
855,381	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	2.16%		02/25/2037	761,576
1,382,377	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.15	% (f)	08/25/2036	1,228,506
408,185	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	229,783
324,773	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.16	% (f)	04/25/2037	292,268
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (b)(n)	10/25/2066	3,192,122
113,190	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	68,860
5,794,205	Lehman Mortgage Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	1.41%		06/25/2046	5,524,925
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.31	% (b)	10/16/2023	2,987,157
76,435	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (f)	04/25/2036	46,970
269,352	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	127,559
559,091	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	292,584
17,837,211	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		11/25/2037	11,027,352
5,100,341	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.74	% (f)	11/25/2035	3,491,620
82,639	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	59,625
297,602	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (f)	02/25/2036	189,994
474,783	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (f)	04/25/2037	268,046
8,681,993	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.28	% (b)(e)	12/27/2046	8,156,055
1,766,841	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.36%, 0.36% Floor, 12.50% Cap)	1.98%		05/25/2036	1,726,751
3,600,000	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (b)(n)	05/25/2026	3,429,608
10,324,982	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	1.94%		10/25/2036	6,286,862
6,273,703	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.40	% (b)	05/30/2023	6,137,431
496,623	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.35	% (b)	10/27/2022	493,758
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.62	% (b)	03/25/2026	494,046
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (b)	10/17/2036	2,991,980
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (b)	04/17/2038	967,367
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (b)	04/19/2038	6,673,714
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (b)	05/17/2026	7,091,619
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (b)(f)	03/25/2026	2,825,420
305,454	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	262,551
1,495,750	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	700,481
343,832	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	176,204

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,034,870	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	2,566,483
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (b)(f)	01/25/2060	5,139,996
4,916,259	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.77%		06/25/2037	3,551,960
5,334,297	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33	% (b)(f)	06/30/2055	5,251,593
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (b)(f)	09/25/2049	1,009,776
795,625	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.04	% (f)	12/25/2035	720,101
8,528,632	Structured Asset Securities Corporation, Series 2007-OSI-A4 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82%		06/25/2037	6,033,932
5,928,118	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81	% (b)	03/25/2037	4,898,695
13,317,170	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.02%		07/25/2036	574,142
13,317,257	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.48	% (h)(j)	07/25/2036	1,056,634
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	% (b)(n)	06/25/2024	6,197,966
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (b)	03/17/2038	4,730,753
1,962,346	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (b)(f)	10/25/2048	1,866,893
499,992	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (b)(f)	10/25/2048	470,647
1,346,500	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (b)(f)	03/25/2049	1,249,142
2,192,374	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (b)(f)	07/25/2049	2,013,900
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (b)(f)	11/25/2059	2,949,119
404,257	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (b)(n)	08/25/2050	403,761
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (b)(f)	06/25/2066	1,922,657
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	% (b)(f)	10/25/2066	3,753,012
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (b)(f)	02/25/2064	2,876,621
582,986	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		02/25/2036	558,681
817,190	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	3.14	% (f)	06/25/2037	746,532
299,753	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	273,749
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		04/25/2037	3,342,192

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $241,463,328)					210,636,843

US Corporate Bonds - 5.4%
425,000	Academy Ltd.	6.00	% (b)	11/15/2027	389,064
175,000	Acrisure LLC	6.00	% (b)	08/01/2029	137,230
475,000	Acuris Finance, Inc.	5.00	% (b)	05/01/2028	395,119
500,000	AdaptHealth LLC	5.13	% (b)	03/01/2030	422,114
215,000	Aethon United Finance Corporation	8.25	% (b)	02/15/2026	209,276
85,000	Air Methods Corporation	8.00	% (b)	05/15/2025	55,796
185,000	Alliant Holdings Intermediate LLC	6.75	% (b)	10/15/2027	164,654
205,000	Allied Universal Holdco LLC	6.63	% (b)	07/15/2026	188,512
200,000	Allied Universal Holdco LLC	6.00	% (b)	06/01/2029	145,826
170,000	AMC Entertainment Holdings, Inc.	7.50	% (b)	02/15/2029	144,021
680,000	American Airlines, Inc.	5.75	% (b)	04/20/2029	582,876
2,531,635	American Airlines, Inc.	5.25%		01/15/2024	2,472,535

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
190,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	154,606
390,000	AmWINS Group, Inc.	4.88	% (b)	06/30/2029	319,871
239,000	Antero Midstream Partners LP	5.75	% (b)	03/01/2027	222,672
230,000	Antero Resources Corporation	5.38	% (b)	03/01/2030	210,082
350,000	Api Escrow Corporation	4.75	% (b)	10/15/2029	283,111
385,000	Arches Buyer, Inc.	4.25	% (b)	06/01/2028	314,545
290,000	Arconic Corporation	6.13	% (b)	02/15/2028	271,398
200,000	Ashton Woods Finance Company	4.63	% (b)	04/01/2030	147,129
300,000	ASP Unifrax Holdings, Inc.	5.25	% (b)	09/30/2028	239,940
25,000	ASP Unifrax Holdings, Inc.	7.50	% (b)	09/30/2029	17,399
310,000	AssuredPartners, Inc.	7.00	% (b)	08/15/2025	291,594
40,000	AssuredPartners, Inc.	5.63	% (b)	01/15/2029	32,076
155,000	Avaya, Inc.	6.13	% (b)	09/15/2028	101,564
100,000	Bausch Health Companies, Inc.	6.13	% (b)	02/01/2027	85,179
255,000	Bausch Health Companies, Inc.	7.00	% (b)	01/15/2028	146,282
300,000	Bausch Health Companies, Inc.	4.88	% (b)	06/01/2028	235,386
250,000	BCPE Empire Holdings, Inc.	7.63	% (b)	05/01/2027	203,870
150,000	Blue Racer Midstream LLC	7.63	% (b)	12/15/2025	142,041
25,000	Boxer Parent Company, Inc.	7.13	% (b)	10/02/2025	23,969
820,000	Boyne USA, Inc.	4.75	% (b)	05/15/2029	711,358
195,000	Builders FirstSource, Inc.	4.25	% (b)	02/01/2032	148,802
225,000	Caesars Entertainment, Inc.	4.63	% (b)	10/15/2029	175,546
250,000	Callon Petroleum Company	7.50	% (b)	06/15/2030	230,420
210,000	Calpine Corporation	4.50	% (b)	02/15/2028	191,070
130,000	Calpine Corporation	5.13	% (b)	03/15/2028	114,757
210,000	Calpine Corporation	4.63	% (b)	02/01/2029	175,063
430,000	Carnival Corporation	5.75	% (b)	03/01/2027	312,055
220,000	Carvana Corporation	5.63	% (b)	10/01/2025	169,266
385,000	Castle US Holding Corporation	9.50	% (b)	02/15/2028	329,284
175,000	Catalent Pharma Solutions, Inc.	3.50	% (b)	04/01/2030	143,008
355,000	CCO Holdings LLC	4.75	% (b)	03/01/2030	304,702
295,000	CCO Holdings LLC	4.50	% (b)	08/15/2030	245,878
200,000	CCO Holdings LLC	4.75	% (b)	02/01/2032	164,260
180,000	CCO Holdings LLC	4.25	% (b)	01/15/2034	139,675
420,000	Cedar Fair LP	5.25%		07/15/2029	370,983
230,000	Cengage Learning, Inc.	9.50	% (b)	06/15/2024	213,079
140,000	Centene Corporation	3.00%		10/15/2030	116,394
270,000	Century Communities, Inc.	6.75%		06/01/2027	259,435
270,000	Chesapeake Energy Corporation	5.88	% (b)	02/01/2029	255,123
303,000	Clarios Global LP	6.25	% (b)	05/15/2026	292,116
240,000	Clarios Global LP	8.50	% (b)	05/15/2027	232,452
205,000	Clarivate Science Holdings Corporation	4.88	% (b)	07/01/2029	168,923
110,000	Clean Harbors, Inc.	5.13	% (b)	07/15/2029	100,028
55,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (b)	04/15/2028	40,158
275,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (b)	06/01/2029	198,558
305,000	Clearway Energy Operating LLC	4.75	% (b)	03/15/2028	274,911

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
125,000	CMG Media Corporation	8.88	% (b)	12/15/2027	99,094
380,000	CNX Midstream Partners LP	4.75	% (b)	04/15/2030	319,683
185,000	CNX Resources Corporation	6.00	% (b)	01/15/2029	173,162
150,000	CommScope Technologies LLC	5.00	% (b)	03/15/2027	111,100
225,000	CommScope, Inc.	4.75	% (b)	09/01/2029	182,137
290,000	Community Health Systems, Inc.	6.00	% (b)	01/15/2029	240,662
265,000	Community Health Systems, Inc.	6.88	% (b)	04/15/2029	171,696
270,000	Community Health Systems, Inc.	4.75	% (b)	02/15/2031	198,416
380,000	Consolidated Communications, Inc.	5.00	% (b)	10/01/2028	304,331
200,000	Cornerstone Building Brands, Inc.	6.13	% (b)	01/15/2029	128,722
170,000	Coty, Inc.	6.50	% (b)	04/15/2026	156,981
285,000	Coty, Inc.	5.00	% (b)	04/15/2026	261,631
470,000	CQP Holdco LP	5.50	% (b)	06/15/2031	401,624
445,000	CSC Holdings LLC	5.75	% (b)	01/15/2030	324,952
220,000	CSI Compressco LP	7.50	% (b)	04/01/2025	203,667
190,000	CVR Nitrogen Finance Corporation	6.13	% (b)	06/15/2028	170,146
100,000	Dana, Inc.	5.38%		11/15/2027	86,826
65,000	Dana, Inc.	4.25%		09/01/2030	50,564
290,000	Dealer Tire LLC	8.00	% (b)	02/01/2028	250,911
210,000	Diamond Sports Group LLC	5.38	% (b)	08/15/2026	52,762
245,000	DirectTV Financing LLC	5.88	% (b)	08/15/2027	209,795
300,000	DISH DBS Corporation	5.88%		11/15/2024	253,776
195,000	DISH DBS Corporation	5.75	% (b)	12/01/2028	144,746
170,000	DISH DBS Corporation	5.13%		06/01/2029	103,836
510,000	Dun & Bradstreet Corporation	5.00	% (b)	12/15/2029	441,186
170,000	EES Finance Corporation	8.13%		05/01/2025	161,308
170,000	Embarq Corporation	8.00%		06/01/2036	128,041
135,000	Emergent BioSolutions, Inc.	3.88	% (b)	08/15/2028	95,885
140,000	Encompass Health Corporation	4.50%		02/01/2028	120,107
45,000	Encompass Health Corporation	4.75%		02/01/2030	37,775
145,000	Encompass Health Corporation	4.63%		04/01/2031	117,625
235,000	Endo Luxembourg Finance Company SARL	6.13	% (b)	04/01/2029	178,109
230,000	Energizer Holdings, Inc.	6.50	% (b)	12/31/2027	201,849
155,000	EQM Midstream Partners LP	4.75	% (b)	01/15/2031	124,057
385,000	EverArc Escrow SARL	5.00	% (b)	10/30/2029	324,582
300,000	Ferrellgas LP	5.38	% (b)	04/01/2026	260,910
340,000	Fertitta Entertainment LLC	6.75	% (b)	01/15/2030	261,929
165,000	First Student Bidco, Inc.	4.00	% (b)	07/31/2029	132,270
630,000	Ford Motor Company	3.25%		02/12/2032	473,366
400,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	369,462
200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	186,208
260,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	202,342
255,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (b)	05/01/2028	211,209
85,000	Frontier Communications Holdings LLC	5.88	% (b)	10/15/2027	76,645
165,000	Frontier Communications Holdings LLC	5.00	% (b)	05/01/2028	140,623
105,000	Frontier Communications Holdings LLC	6.75	% (b)	05/01/2029	86,653

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	17,904
395,000	Full House Resorts, Inc.	8.25	% (b)	02/15/2028	316,265
200,000	Gap, Inc.	3.88	% (b)	10/01/2031	139,906
250,000	GCI LLC	4.75	% (b)	10/15/2028	216,971
380,000	Glatfelter Corporation	4.75	% (b)	11/15/2029	266,401
320,000	Global Access, Inc.	5.00	% (b)	07/15/2029	270,829
348,989	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (b)	09/15/2024	265,321
240,000	Golden Entertainment, Inc.	7.63	% (b)	04/15/2026	237,875
280,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	225,494
125,000	GrafTech Finance, Inc.	4.63	% (b)	12/15/2028	101,401
305,000	Griffon Corporation	5.75%		03/01/2028	277,721
5,205	Gulfport Energy Corporation	8.00%		05/17/2026	5,130
182,043	Gulfport Energy Corporation	8.00	% (b)	05/17/2026	179,424
400,000	Gulfport Escrow	0.00%		05/15/2025	2,020
315,000	Helios Software Holdings, Inc.	4.63	% (b)	05/01/2028	250,395
170,000	Hertz Corporation	5.00	% (b)	12/01/2029	131,360
365,000	Hess Midstream Operations LP	4.25	% (b)	02/15/2030	306,363
450,000	Hess Midstream Operations LP	5.50	% (b)	10/15/2030	404,635
360,000	H-Food Holdings LLC	8.50	% (b)	06/01/2026	252,508
220,000	Hightower Holding LLC	6.75	% (b)	04/15/2029	165,758
470,000	Hilcorp Energy LP	6.25	% (b)	11/01/2028	443,856
300,000	Icahn Enterprises LP	5.25%		05/15/2027	266,398
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	43,825
305,000	II-VI, Inc.	5.00	% (b)	12/15/2029	266,840
325,000	Illuminate Buyer LLC	9.00	% (b)	07/01/2028	257,174
335,000	Installed Building Products, Inc.	5.75	% (b)	02/01/2028	298,091
145,000	Iron Mountain, Inc.	4.88	% (b)	09/15/2029	123,656
350,000	Iron Mountain, Inc.	4.50	% (b)	02/15/2031	287,000
235,000	iStar, Inc.	4.75%		10/01/2024	221,611
400,000	JELD-WEN, Inc.	4.63	% (b)	12/15/2025	340,516
155,000	LBM Acquisition LLC	6.25	% (b)	01/15/2029	100,028
155,000	LD Holdings Group LLC	6.50	% (b)	11/01/2025	105,617
165,000	LD Holdings Group LLC	6.13	% (b)	04/01/2028	100,828
200,000	Leeward Renewable Energy Operations LLC	4.25	% (b)	07/01/2029	159,990
240,000	Legacy LifePoint Health LLC	4.38	% (b)	02/15/2027	205,948
220,000	Legends Hospitality Holding Company LLC	5.00	% (b)	02/01/2026	184,684
115,000	Level 3 Financing, Inc.	3.75	% (b)	07/15/2029	89,125
320,000	LFS Topco LLC	5.88	% (b)	10/15/2026	253,267
195,000	LifePoint Health, Inc.	5.38	% (b)	01/15/2029	143,593
179,955	Ligado Networks LLC (15.50% PIK)	15.50	% (b)	11/01/2023	98,076
550,000	Lions Gate Capital Holdings LLC	5.50	% (b)	04/15/2029	430,603
270,000	LSF9 Atlantis Holdings LLC	7.75	% (b)	02/15/2026	229,047
310,000	Lumen Technologies, Inc.	5.13	% (b)	12/15/2026	261,578
280,000	Lumen Technologies, Inc.	4.00	% (b)	02/15/2027	237,560
285,000	M/I Homes, Inc.	4.95%		02/01/2028	242,653
160,000	Madison IAQ LLC	4.13	% (b)	06/30/2028	132,389

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
160,000	Madison IAQ LLC	5.88	% (b)	06/30/2029	123,020
245,000	McGraw-Hill Education, Inc.	5.75	% (b)	08/01/2028	210,258
425,000	Medline Borrower LP	5.25	% (b)	10/01/2029	350,378
315,000	Metis Merger Sub LLC	6.50	% (b)	05/15/2029	250,827
250,000	Michaels Companies, Inc.	5.25	% (b)	05/01/2028	196,996
200,000	Michaels Companies, Inc.	7.88	% (b)	05/01/2029	132,402
335,000	Midwest Gaming Borrower LLC	4.88	% (b)	05/01/2029	273,573
315,000	Minerva Merger Sub, Inc.	6.50	% (b)	02/15/2030	262,882
295,000	ModivCare Escrow Issuer, Inc.	5.00	% (b)	10/01/2029	238,695
175,000	ModivCare, Inc.	5.88	% (b)	11/15/2025	161,242
170,000	Moss Creek Resources Holdings, Inc.	7.50	% (b)	01/15/2026	152,345
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	202,929
120,000	Nabors Industries Ltd.	7.25	% (b)	01/15/2026	106,593
125,000	Nabors Industries Ltd.	7.38	% (b)	05/15/2027	118,907
305,000	Nationstar Mortgage Holdings, Inc.	5.75	% (b)	11/15/2031	233,920
225,000	Navient Corporation	5.00%		03/15/2027	185,394
255,000	NCL Corporation Ltd.	5.88	% (b)	03/15/2026	200,895
185,000	NCL Corporation Ltd.	5.88	% (b)	02/15/2027	158,523
85,000	News Corporation	5.13	% (b)	02/15/2032	75,429
170,000	NFP Corporation	6.88	% (b)	08/15/2028	140,736
200,000	NFP Corporation	4.88	% (b)	08/15/2028	171,596
415,000	NGL Energy Operating LLC	7.50	% (b)	02/01/2026	374,963
180,000	NGL Energy Partners LP	7.50%		04/15/2026	134,865
685,000	NRG Energy, Inc.	3.63	% (b)	02/15/2031	538,513
265,000	Oasis Petroleum, Inc.	6.38	% (b)	06/01/2026	245,520
450,000	Occidental Petroleum Corporation	6.63%		09/01/2030	464,319
360,000	Occidental Petroleum Corporation	6.13%		01/01/2031	365,623
155,000	Occidental Petroleum Corporation	6.45%		09/15/2036	159,250
155,000	Occidental Petroleum Corporation	6.60%		03/15/2046	165,069
420,000	Olympus Water US Holding Corporation	4.25	% (b)	10/01/2028	329,624
200,000	Olympus Water US Holding Corporation	6.25	% (b)	10/01/2029	139,250
60,000	OneMain Finance Corporation	7.13%		03/15/2026	55,594
300,000	OneMain Finance Corporation	6.63%		01/15/2028	268,664
400,000	Organon & Company	5.13	% (b)	04/30/2031	346,588
305,000	Owens & Minor, Inc.	6.63	% (b)	04/01/2030	278,987
315,000	Par Petroleum LLC	7.75	% (b)	12/15/2025	298,244
200,000	Park Intermediate Holdings LLC	4.88	% (b)	05/15/2029	172,060
75,000	PBF Holding Company LLC	6.00%		02/15/2028	63,676
140,000	PECF USS Intermediate Holding Corporation	8.00	% (b)	11/15/2029	111,146
300,000	Penn National Gaming, Inc.	5.63	% (b)	01/15/2027	263,616
145,000	Penn National Gaming, Inc.	4.13	% (b)	07/01/2029	110,226
245,000	PennyMac Financial Services, Inc.	4.25	% (b)	02/15/2029	180,527
225,000	Performance Food Group, Inc.	5.50	% (b)	10/15/2027	208,687
180,000	Performance Food Group, Inc.	4.25	% (b)	08/01/2029	150,656
500,000	PetSmart, Inc.	7.75	% (b)	02/15/2029	451,378
148,000	PIC AU Holdings LLC	10.00	% (b)	12/31/2024	153,887

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
435,000	Pike Corporation	5.50	% (b)	09/01/2028	353,777
105,000	Post Holdings, Inc.	5.50	% (b)	12/15/2029	94,077
420,000	Post Holdings, Inc.	4.63	% (b)	04/15/2030	355,093
235,000	Premier Entertainment Sub LLC	5.63	% (b)	09/01/2029	167,668
115,000	Premier Entertainment Sub LLC	5.88	% (b)	09/01/2031	79,971
195,000	Prime Security Services Borrower LLC	6.25	% (b)	01/15/2028	163,659
350,000	Radiate Holdco LLC	4.50	% (b)	09/15/2026	302,327
75,000	Radiate Holdco LLC	6.50	% (b)	09/15/2028	58,176
200,000	Radiology Partners, Inc.	9.25	% (b)	02/01/2028	150,496
105,000	Real Hero Merger Sub 2, Inc.	6.25	% (b)	02/01/2029	79,780
190,000	Realogy Group LLC	5.75	% (b)	01/15/2029	144,400
395,000	Realogy Group LLC	5.25	% (b)	04/15/2030	293,349
215,000	Rent-A-Center, Inc.	6.38	% (b)	02/15/2029	167,977
100,000	Roller Bearing Company of America, Inc.	4.38	% (b)	10/15/2029	85,217
420,000	RP Escrow Issuer LLC	5.25	% (b)	12/15/2025	363,656
360,000	Schweitzer-Mauduit International, Inc.	6.88	% (b)	10/01/2026	320,877
250,000	Scientific Games Holdings LP	6.63	% (b)	03/01/2030	212,893
375,000	Scripps Escrow, Inc.	5.88	% (b)	07/15/2027	328,776
410,000	SEG Holding LLC	5.63	% (b)	10/15/2028	367,942
290,000	Select Medical Corporation	6.25	% (b)	08/15/2026	271,289
260,000	Southwestern Energy Company	5.38%		02/01/2029	241,662
215,000	Southwestern Energy Company	4.75%		02/01/2032	184,242
285,000	Spectrum Brands, Inc.	5.00	% (b)	10/01/2029	246,844
225,000	SRS Distribution, Inc.	4.63	% (b)	07/01/2028	197,233
350,000	SRS Distribution, Inc.	6.13	% (b)	07/01/2029	276,642
105,000	Staples, Inc.	7.50	% (b)	04/15/2026	87,350
85,000	Staples, Inc.	10.75	% (b)	04/15/2027	56,331
145,000	Station Casinos LLC	4.63	% (b)	12/01/2031	113,281
420,000	Suburban Propane Partners LP	5.00	% (b)	06/01/2031	357,827
240,000	SunCoke Energy, Inc.	4.88	% (b)	06/30/2029	192,104
230,000	Sunoco LP	6.00%		04/15/2027	219,686
100,000	Sunoco LP	4.50%		05/15/2029	82,622
195,000	SWF Escrow Issuer Corporation	6.50	% (b)	10/01/2029	131,415
435,000	Tenet Healthcare Corporation	6.25	% (b)	02/01/2027	401,288
475,000	Tenet Healthcare Corporation	6.13	% (b)	10/01/2028	407,963
250,000	Tenet Healthcare Corporation	6.13	% (b)	06/15/2030	231,390
190,000	Tenneco, Inc.	5.13	% (b)	04/15/2029	179,185
115,000	T-Mobile USA, Inc.	3.38	% (b)	04/15/2029	100,959
155,000	TMS International Corporation	6.25	% (b)	04/15/2029	112,858
275,000	Townsquare Media, Inc.	6.88	% (b)	02/01/2026	245,341
70,000	TransDigm, Inc.	8.00	% (b)	12/15/2025	70,924
285,000	TransDigm, Inc.	5.50%		11/15/2027	242,732
210,938	Transocean Poseidon Ltd.	6.88	% (b)	02/01/2027	185,900
202,500	Transocean Proteus Ltd.	6.25	% (b)	12/01/2024	189,057
111,000	Transocean, Inc.	11.50	% (b)	01/30/2027	104,333
305,000	Trident TPI Holdings, Inc.	6.63	% (b)	11/01/2025	280,513

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
180,000	Triton Water Holdings, Inc.	6.25	% (b)	04/01/2029	128,099
65,000	Tronox, Inc.	4.63	% (b)	03/15/2029	52,406
185,000	Uber Technologies, Inc.	4.50	% (b)	08/15/2029	152,509
420,000	United Airlines, Inc.	4.63	% (b)	04/15/2029	357,712
390,000	United Natural Foods, Inc.	6.75	% (b)	10/15/2028	365,017
205,000	Uniti Group LP	6.50	% (b)	02/15/2029	150,765
230,000	Univision Communications, Inc.	4.50	% (b)	05/01/2029	193,236
310,000	US Foods, Inc.	4.63	% (b)	06/01/2030	261,754
465,000	USA Compression Partners LP	6.88%		09/01/2027	413,336
220,000	Victoria’s Secret Company	4.63	% (b)	07/15/2029	166,074
85,000	Viking Cruises Ltd.	13.00	% (b)	05/15/2025	87,224
605,000	Viking Cruises Ltd.	5.88	% (b)	09/15/2027	452,808
145,000	Viper Energy Partners LP	5.38	% (b)	11/01/2027	138,834
105,000	Virtusa Corporation	7.13	% (b)	12/15/2028	84,559
385,000	WASH Multifamily Acquisition, Inc.	5.75	% (b)	04/15/2026	363,519
160,000	Waste Pro, Inc.	5.50	% (b)	02/15/2026	142,345
113,000	Weatherford International Ltd.	11.00	% (b)	12/01/2024	114,009
120,000	Weatherford International Ltd.	6.50	% (b)	09/15/2028	107,914
80,000	Weatherford International Ltd.	8.63	% (b)	04/30/2030	66,539
290,000	Western Midstream Operating LP	4.55%		02/01/2030	251,661
170,000	Wheel Pros, Inc.	6.50	% (b)	05/15/2029	120,368
305,000	WR Grace Holdings LLC	5.63	% (b)	08/15/2029	225,319
380,000	XHR LP	4.88	% (b)	06/01/2029	326,561

Total US Corporate Bonds (Cost $68,166,205)					57,520,158

US Government and Agency Mortgage Backed Obligations - 7.9%
4,429,081	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.45	% (f)(h)	03/25/2023	22,207
10,928,827	Federal Home Loan Mortgage Corporation Pass-Thru, Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%)	1.09%		09/25/2030	10,842,197
886,960	Federal Home Loan Mortgage Corporation REMICS, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	5.13	% (h)(j)	09/15/2041	117,698
2,764	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NY	3.00%		06/15/2040	2,762
259,810	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	254,436
1,439,443	Federal Home Loan Mortgage Corporation REMICS, Series 4795-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	1.62%		06/15/2048	1,419,221
15,288,245	Federal Home Loan Mortgage Corporation REMICS, Series 4851-PF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	1.72%		08/15/2057	15,149,245
14,227,802	Federal Home Loan Mortgage Corporation REMICS, Series 4944-F (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.07%		01/25/2050	14,203,020
1,773,115	Federal Home Loan Mortgage Corporation REMICS, Series 4981-GF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.02%		06/25/2050	1,770,246
7,100,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%)	4.12	% (b)	02/25/2050	6,102,547
9,716,369	Federal National Mortgage Association, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (h)(j)	03/25/2047	1,435,236
5,232,755	Federal National Mortgage Association, Series 2018-86-MF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	1.92%		12/25/2048	5,193,012

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,858,622	Federal National Mortgage Association, Series 2019-M7-X	0.44	% (f)(h)	04/25/2029	446,799
9,452,637	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (h)(j)	08/25/2050	1,436,332
10,357,328	Federal National Mortgage Association, Series 2021-32-AI	3.00	% (h)	05/25/2046	1,396,175
24,681,386	Federal National Mortgage Association, Series 2021-M8-X	0.50	% (f)(h)	11/25/2035	772,764
6,000,000	Federal National Mortgage Association, Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	1.33%		07/25/2052	6,006,797
27,593,924	Government National Mortgage Association, Series 2013-155-IB	0.16	% (f)(h)	09/16/2053	183,822
8,571,066	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 2.85% Cap)	1.25	% (h)(j)	10/20/2049	241,184
7,806,852	Government National Mortgage Association, Series 2020-104-SB (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (h)(j)	07/20/2050	1,157,421
23,088,220	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	2.60	% (h)(j)	08/20/2050	1,591,351
16,823,267	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	2.60	% (h)(j)	08/20/2050	1,112,529
36,772,249	Government National Mortgage Association, Series 2020-129-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (h)(j)	09/20/2050	1,540,934
40,860,423	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (h)	10/20/2050	5,359,625
16,666,516	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (h)(j)	12/20/2050	2,485,913
13,725,046	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (h)(j)	11/20/2051	242,483
9,339,151	Government National Mortgage Association, Series 2021-1-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (h)(j)	01/20/2051	1,424,186
29,982,001	Government National Mortgage Association, Series 2021-35-IO	0.99	% (f)(h)	12/16/2062	2,376,020

Total US Government and Agency Mortgage Backed Obligations (Cost $99,550,521)					84,286,162

Common Stocks - 0.0%
2,146	CWT Travel Holdings, Inc. (e)(k)				42,920
15,858	Foresight Equity (e)(k)				312,875
4,792	Frontera Energy Corporation (k)				38,052
138	Frontera Holdings LLC Equity (e)(k)				69
3,553	Intelsat Emergence S.A. (e)(k)				95,931
9,088	McDermott International Ltd. (k)				4,998

Total Common Stocks (Cost $1,022,195)					494,845

Escrow Notes - 0.0%
380,000	GCB Intelsat Jackson Escrow (e)(k)				—

Total Escrow Notes (Cost $—)					—

Rights - 0.0%
372	Intelsat Jackson Holdings Ltd. (e)(k)				1,488
372	Intelsat Jackson Holdings Ltd. (e)(k)				1,395

Total Rights (Cost $—)					2,883

Warrants - 0.0%
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (e) (k)				852
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e) (k)				—

Total Warrants (Cost $—)					852

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 4.3%
7,928,231	First American Government Obligations Fund - Class U	1.31	% (l)		7,928,231
7,928,231	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (l)		7,928,231
7,928,231	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (l)		7,928,231
5,700,000	United States Treasury Bills	0.00%		07/28/2022	5,695,415
5,700,000	United States Treasury Bills	0.00%		10/06/2022	5,673,353
5,700,000	United States Treasury Bills	0.00%		01/26/2023	5,619,587
5,700,000	United States Treasury Bills	0.00%		04/20/2023	5,582,571

Total Short Term Investments (Cost $46,461,990)					46,355,619

Total Investments - 99.2% (Cost $1,198,986,950)					1,062,609,629
Other Assets in Excess of Liabilities - 0.8%					8,342,682

NET ASSETS - 100.0%					$1,070,952,311

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)	Principal only security

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Value determined using significant unobservable inputs.

(f)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(h)	Interest only security

(i)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(n)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	20.2%
Non-Agency Residential Collateralized Mortgage Obligations	19.7%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
Bank Loans	9.9%
US Government and Agency Mortgage Backed Obligations	7.9%
Asset Backed Obligations	6.9%
Foreign Corporate Bonds	6.6%
US Corporate Bonds	5.4%
Short Term Investments	4.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.0%
Common Stocks	0.0%	(o)
Rights	0.0%	(o)
Warrants	0.0%	(o)
Escrow Notes	0.0%	(o)
Other Assets and Liabilities	0.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	20.2%
Non-Agency Residential Collateralized Mortgage Obligations	19.7%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
US Government and Agency Mortgage Backed Obligations	7.9%
Asset Backed Obligations	6.9%
Short Term Investments	4.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.0%
Energy	2.4%
Healthcare	1.8%
Utilities	1.8%
Electronics/Electric	1.5%
Business Equipment and Services	1.3%
Transportation	1.2%
Media	1.1%
Banking	1.1%
Retailers (other than Food/Drug)	0.8%
Aerospace & Defense	0.7%
Telecommunications	0.7%
Chemicals/Plastics	0.7%
Finance	0.7%
Mining	0.6%
Industrial Equipment	0.6%
Leisure	0.5%
Insurance	0.5%
Automotive	0.4%
Building and Development (including Steel/Metals)	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Technology	0.3%
Food Products	0.3%
Commercial Services	0.3%
Financial Intermediaries	0.2%
Containers and Glass Products	0.2%
Pharmaceuticals	0.2%
Food Service	0.2%
Construction	0.2%
Consumer Products	0.1%
Environmental Control	0.1%
Cosmetics/Toiletries	0.1%
Chemical Products	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Food/Drug Retailers	0.0%	(o)
Other Assets and Liabilities	0.8%

	100.0%

(o)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.